                     SUPPLEMENT DATED DECEMBER 20, 2013 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

                  FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

       THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED DECEMBER 11, 2013.

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The Board of Directors (the "Board") of the Legg Mason Partners Variable Income Trust has determined that it is in the best interests of the Western Asset Variable Strategic Bond Portfolio (the "Portfolio") and the Portfolio's shareholders to terminate and wind up the Portfolio. The Portfolio is expected to cease operations on or about April 30, 2014.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON OR ABOUT APRIL 30, 2014 (THE "LIQUIDATION DATE"). ASSETS HELD BY THE SEPARATE ACCOUNT THAT ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON THE LIQUIDATION DATE TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- GOLDMAN SACHS MONEY MARKET FUND -- SERVICE SHARES.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

13739 SUPPB 12/20/13

SUBACCOUNTS


                                 PORTFOLIO                               INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------
THE ALGER PORTFOLIOS             ALGER LARGE CAP GROWTH              Seeks long-term capital
                                 PORTFOLIO -- CLASS I-2 SHARES       appreciation.
                                 ------------------------------------------------------------------
                                 ALGER SMALL CAP GROWTH              Seeks long-term capital
                                 PORTFOLIO -- CLASS I-2 SHARES       appreciation.
                                 ------------------------------------------------------------------
FEDERATED                        FEDERATED HIGH INCOME BOND          Seeks high current
INSURANCE SERIES                 FUND II -- PRIMARY SHARES           income by investing in a
                                                                     diversified portfolio of
                                                                     high yield, lower-rated
                                                                     corporate bonds,
                                                                     commonly referred to as
                                                                     "junk bonds."
                                 ------------------------------------------------------------------
                                 FEDERATED MANAGED TAIL RISK         The Fund's investment
                                 FUND II -- PRIMARY SHARES           objective is capital
                                                                     appreciation. This
                                                                     investment objective may
                                                                     be changed by the Fund's
                                                                     Trustees without
                                                                     shareholder approval.
                                 ------------------------------------------------------------------
                                 FEDERATED MANAGED VOLATILITY
                                 FUND II                             Seeks high current income and
                                                                     moderate
                                                                     capital appreciation.
                                 ------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high
INSURANCE PRODUCTS               INITIAL CLASS                       total return with
FUND                                                                 reduced risk over the
                                                                     long term by allocating
                                                                     its assets among stocks,
                                                                     bonds, and short-term
                                                                     instruments.






                                 ------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital
                                 INITIAL CLASS                       appreciation.

                                 ------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income.
                                 INITIAL CLASS                       The fund will also
                                                                     consider the potential
                                                                     for capital
                                                                     appreciation. The fund's
                                                                     goal is to achieve a
                                                                     yield which exceeds the
                                                                     composite yield on the
                                                                     securities comprising
                                                                     the S&P 500(R) Index.
                                 ------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital
                                 CLASS                               appreciation.

                                 ------------------------------------------------------------------
                                 VIP GROWTH & INCOME                 Seeks high total return
                                 PORTFOLIO -- INITIAL CLASS          through a combination of
                                                                     current income and
                                                                     capital appreciation.
                                 ------------------------------------------------------------------
                                 VIP GROWTH OPPORTUNITIES            Seeks to provide capital
                                 PORTFOLIO -- INITIAL CLASS          growth.

                                 ------------------------------------------------------------------
                                 VIP MID CAP PORTFOLIO --            Seeks long-term growth
                                 SERVICE CLASS 2                     of capital.

                                 ------------------------------------------------------------------

                                 ADVISER (AND SUB-ADVISER(S),
    INVESTMENT OBJECTIVE                AS APPLICABLE)
------------------------------------------------------------------
Seeks long-term capital       Fred Alger Management, Inc.
appreciation.
------------------------------------------------------------------
Seeks long-term capital       Fred Alger Management, Inc.
appreciation.
------------------------------------------------------------------
Seeks high current            Federated Investment Management
income by investing in a      Company
diversified portfolio of
high yield, lower-rated
corporate bonds,
commonly referred to as
"junk bonds."
------------------------------------------------------------------
The Fund's investment         Federated Global Investment
objective is capital          Management Corp. (subadvised by
appreciation. This            Federated Investment Management
investment objective may      Company)
be changed by the Fund's
Trustees without
shareholder approval.
------------------------------------------------------------------
                              Federated Equity Management
Seeks high current income and Company of Pennsylvania
moderate                      (subadvised by Federated Investment
capital appreciation.         Management Company)
------------------------------------------------------------------
Seeks to obtain high          Fidelity Management & Research
total return with             Company (FMR) (subadvised by
reduced risk over the         Fidelity Investments Money
long term by allocating       Management, Inc. (FIMM), FMR
its assets among stocks,      Co., Inc. (FMRC), Fidelity Research
bonds, and short-term         & Analysis Company (FRAC),
instruments.                  Fidelity Management & Research
 (U.K.) Inc. (FMR U.K.), Fidelity
 International Investment Advisors
 (FIIA), Fidelity International
 Investment Advisors (U.K.) Limited
 (FIIA(U.K.)L), and Fidelity
 Investments Japan Limited (FIJ))
------------------------------------------------------------------
Seeks long-term capital       FMR (subadvised by FMRC, FRAC,
appreciation.                 FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
------------------------------------------------------------------
Seeks reasonable income.      FMR (subadvised by FMRC, FRAC,
The fund will also            FMR U.K., FIIA, FIIA(U.K.)L, and
consider the potential        FIJ)
for capital
appreciation. The fund's
goal is to achieve a
yield which exceeds the
composite yield on the
securities comprising
the S&P 500(R) Index.
------------------------------------------------------------------
Seeks to achieve capital      FMR (subadvised by FMRC, FRAC,
appreciation.                 FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
------------------------------------------------------------------
Seeks high total return       FMR (subadvised by FMRC, FRAC,
through a combination of      FMR U.K., FIIA, FIIA(U.K.)L, and
current income and            FIJ)
capital appreciation.
------------------------------------------------------------------
Seeks to provide capital      FMR (subadvised by FMRC, FRAC,
growth.                       FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
------------------------------------------------------------------
Seeks long-term growth        FMR (subadvised by FMRC, FRAC,
of capital.                   FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
------------------------------------------------------------------

                                                                                    ADVISER (AND SUB-ADVISER(S),
                    PORTFOLIO                            INVESTMENT OBJECTIVE              AS APPLICABLE)
                    -------------------------------------------------------------------------------------------------
                    VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth    FMR (subadvised by FMRC, FMR
                    CLASS                              of capital.               (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                 and FIJ)
                    -------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  TEMPLETON FOREIGN SECURITIES       Seeks long-term capital   Templeton Investment Counsel, LLC
VARIABLE INSURANCE  FUND -- CLASS 1 SHARES             growth. The fund
PRODUCTS TRUST                                         normally invests at
                                                       least 80% of its net
                                                       assets in investments of
                                                       issuers located outside
                                                       the U.S., including
                                                       those in emerging
                                                       markets.
                    -------------------------------------------------------------------------------------------------
                    TEMPLETON GLOBAL BOND SECURITIES   Seeks high current        Franklin Advisers, Inc.
                    FUND -- CLASS 1 SHARES             income, consistent with
                                                       preservation of capital,
                                                       with capital
                                                       appreciation as a
                                                       secondary consideration.
                                                       The fund normally
                                                       invests at least 80% of
                                                       its net assets in bonds,
                                                       which include debt
                                                       securities of any
                                                       maturity, such as bonds,
                                                       notes, bills and
                                                       debentures.
                    -------------------------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES      Seeks maximum income      GE Asset Management Incorporated
FUNDS, INC.                                            consistent with prudent
                                                       investment management
                                                       and the preservation of
                                                       capital.
                    -------------------------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --      Seeks long-term growth    GE Asset Management Incorporated
                    CLASS 1 SHARES                     of capital and future
                                                       income rather than
                                                       current income.
                    -------------------------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total       GE Asset Management Incorporated
                    CLASS 1 SHARES                     return through current    (subadvised by CenterSquare
                                                       income and capital        Management, Inc.)
                                                       appreciation.
                    -------------------------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/1/           Seeks growth of capital   GE Asset Management Incorporated
                                                       and accumulation of       (subadvised by SSgA Funds
                                                       income that corresponds   Management, Inc.)
                                                       to the investment return
                                                       of the S&P 500(R)
                                                       Composite Stock Index.
                    -------------------------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth    GE Asset Management Incorporated
                    SHARES                             of capital.               (subadvised by Champlain
                                                                                 Investment Partners, LLC, GlobeFlex
                                                                                 Capital, LP, Kennedy Capital
                                                                                 Management, Inc., Palisade Capital
                                                                                 Management, L.L.C. and
                                                                                 SouthernSun Asset Management,
                                                                                 LLC)
                    -------------------------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1       Seeks the highest total   GE Asset Management Incorporated
                    SHARES                             return, composed of       (subadvised by BlackRock
                                                       current income and        Investment Management, LLC)
                                                       capital appreciation, as
                                                       is consistent with
                                                       prudent investment risk.
                    -------------------------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth    GE Asset Management
                    SHARES                             of capital.               Incorporated
                    -------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS LARGE CAP VALUE      The Fund seeks long-term  Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND                               capital appreciation.     L.P.
TRUST
                    -------------------------------------------------------------------------------------------------
                    GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital   Goldman Sachs Asset Management,
                    FUND                               appreciation.             L.P.
                    -------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                        ADVISER (AND SUB-ADVISER(S),
                       PORTFOLIO                              INVESTMENT OBJECTIVE             AS APPLICABLE)
                       -------------------------------------------------------------------------------------------------
                       GOLDMAN SACHS MONEY MARKET           Maximize current income   Goldman Sachs Asset Management,
                       FUND -- SERVICE SHARES               consistent with the       L.P.
                                                            preservation of capital.
                       -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital   Janus Capital Management LLC
                       SHARES                               growth, consistent with
                                                            preservation of capital
                                                            and balanced by current
                                                            income.
                       -------------------------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth    Janus Capital Management LLC
                       INSTITUTIONAL SHARES                 of capital.
                       -------------------------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum   Janus Capital Management LLC
                       INSTITUTIONAL SHARES                 total return, consistent
                                                            with preservation of
                                                            capital.
                       -------------------------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified         Janus Capital Management LLC
                       SHARES                               portfolio/1/ that seeks
                                                            long-term growth of
                                                            capital.
                       -------------------------------------------------------------------------------------------------
                       GLOBAL RESEARCH PORTFOLIO --         Seeks long-term growth    Janus Capital Management LLC
                       INSTITUTIONAL SHARES                 of capital.
                       -------------------------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth    Janus Capital Management LLC
                       SERVICE SHARES                       of capital.
                       -------------------------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth    Janus Capital Management LLC
                       SHARES                               of capital.
                       -------------------------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth    Janus Capital Management LLC
                       SHARES                               of capital.
                       -------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of     Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  INCOME PORTFOLIO -- CLASS II         current income.           LLC (subadvised by ClearBridge
                                                            Long-term capital         Investments, LLC)
                                                            appreciation is a
                                                            secondary objective.
                       -------------------------------------------------------------------------------------------------
                       CLEARBRIDGE VARIABLE LARGE CAP       Seeks long-term growth    Legg Mason Partners Fund Advisor,
                       VALUE PORTFOLIO -- CLASS I           of capital. Current       LLC (subadvised by ClearBridge
                                                            income is a secondary     Investments, LLC)
                                                            objective.
                       -------------------------------------------------------------------------------------------------
Oppenheimer Variable   OPPENHEIMER CAPITAL                  The Fund seeks capital    OFI Global Asset Management, Inc.
ACCOUNT FUNDS          APPRECIATION FUND/VA --              appreciation.
                       NON-SERVICE SHARES
                       -------------------------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL INCOME           The Fund seeks total      OFI Global Asset Management, Inc.
                       FUND/VA -- SERVICE SHARES            return.

                       -------------------------------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND                The Fund seeks total      OFI Global Asset Management, Inc.
                       FUND/VA -- NON-SERVICE SHARES        return.
                       -------------------------------------------------------------------------------------------------
                       OPPENHEIMER DISCOVERY MID CAP        The Fund seeks capital    OFI Global Asset Management, Inc.
                       GROWTH FUND/VA -- SERVICE            appreciation.
                       SHARES
                       -------------------------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL STRATEGIC         The Fund seeks total      OFI Global Asset Management, Inc.
                       INCOME FUND/VA -- NON-SERVICE        return.
                       SHARES
                       -------------------------------------------------------------------------------------------------
PIMCO VARIABLE         TOTAL RETURN PORTFOLIO --            Seeks maximum total       Pacific Investment Management
INSURANCE TRUST        ADMINISTRATIVE CLASS SHARES          return, consistent with   Company LLC
                                                            preservation of capital
                                                            and prudent investment
                                                            management.
                       -------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

                                                                                            ADVISER (AND SUB-ADVISER(S),
                   PORTFOLIO                               INVESTMENT OBJECTIVE                   AS APPLICABLE)
                   --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN GROWTH AND    Long-term growth of capital.           AllianceBernstein, L.P.
VARIABLE PRODUCTS  INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                   --------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) NEW DISCOVERY SERIES --  The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST    SERVICE CLASS SHARES            seek capital appreciation.             Company
                   --------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.